Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts
Summary of activity in the allowance for doubtful accounts

Allowance for doubtful accounts	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions	Balance at End of Year
	(In thousands)
For the years ended:
December 31, 2015	$23,520	$94,205	$(96,753)	$20,972
December 31, 2014	$15,981	$151,016	$(143,477)	$23,520
December 31, 2013	$13,834	$125,664	$(123,517)	$15,981